UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

              January 1, 2025               to               March 31, 2025

Date of Report (Date of earliest event reported) May 9, 2025

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001792237

Alan Leland, (617) 633-0995

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: RERESENTATION AND WARRANTY INFORMATION

Item 1.02 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

LL ABS Depositor, LLC (“Depositor”) has no repurchase demand activity to report for the quarterly period ended March 31, 2025 with respect to the assets it sold to Reach ABS Trust 2025-1, which Depositor has indicated by checking the appropriate box on the cover page of this form ABS - 15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 9, 2025

LL ABS Depositor, LLC, as Depositor

By:	/s/ Alan Leland
	Name:	Alan Leland
	Title:	Chief Financial Officer

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